Receivables from financial services (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Receivables From Financial Services

	31 December	31 December
	2022	2021
Non-current receivables from financial services	285,138	225,968
Current receivables from financial services	3,276,788	3,309,416
	3,561,926	3,535,384